Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Fair value measured of assets and liabilities

	Fair value measured based on
	Level I	Level II	Level III	Total fair value recorded
Assets
Marketable securities	1,829	—	—	1,829
Foreign currency derivatives	—	105	—	105

Balance at December 31, 2017	1,829	105	—	1,934

Balance at December 31, 2016	784	0.3	—	784.3

Liabilities
Commodity derivatives	(98)	—	—	(98)
Interest rate derivatives	—	—	—	—

Balance at December 31, 2017	(98)	—	—	(98)

Balance at December 31, 2016	(8)	(10)	—	(18)